Not FDIC Insured May Lose Value No Bank Guarantee
PSRF-Q3PH

Schedules of Investments
(unaudited)
Putnam Sustainable Retirement Maturity Fund 2
Putnam Sustainable Retirement 2025 Fund 3
Putnam Sustainable Retirement 2030 Fund 4
Putnam Sustainable Retirement 2035 Fund 5
Putnam Sustainable Retirement 2040 Fund 6
Putnam Sustainable Retirement 2045 Fund 7
Putnam Sustainable Retirement 2050 Fund 8
Putnam Sustainable Retirement 2055 Fund 9
Putnam Sustainable Retirement 2060 Fund 10
Putnam Sustainable Retirement 2065 Fund 11
Notes to Schedules of Investments 12

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement Maturity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.8%
Domestic Equity 21.2%
a
Putnam Sustainable Future ETF ........................................ 679,994 $ 15,355,964
a
Putnam Sustainable Leaders ETF ....................................... 978,297 29,878,267
45,234,231
Domestic Fixed Income 74.2%
a
Putnam ESG Core Bond ETF .......................................... 2,255,518 110,164,687
a
Putnam ESG High Yield ETF ........................................... 706,233 35,856,014
a
Putnam ESG Ultra Short ETF .......................................... 238,933 12,099,567
158,120,268
Foreign Equity 4.4%
a
Putnam PanAgora ESG International Equity ETF ............................ 370,117 9,265,398
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 203,137,475 ) ...............................................................
212,619,897
a a a a
Short Term Investments 0.2%
a
Money Market Funds 0.2%
a,b
Putnam Government Money Market Fund, Class G , 4.43% .................... 338,634 338,634
Total Money Market Funds (Cost $ 338,634 ) .....................................
338,634
Total Short Term Investments (Cost $ 338,634 ) ..................................
338,634
a
Total Investments (Cost $ 203,476,109 ) 100.0% ..................................
$212,958,531
Other Assets, less Liabilities 0.0%
†
............................................
75,352
Net Assets 100.0% ...........................................................
$213,033,883
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement 2025 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.9%
Domestic Equity 21.9%
a
Putnam Sustainable Future ETF ........................................ 1,227,166 $ 27,712,476
a
Putnam Sustainable Leaders ETF ....................................... 1,773,218 54,156,028
81,868,504
Domestic Fixed Income 73.3%
a
Putnam ESG Core Bond ETF .......................................... 3,824,958 186,819,746
a
Putnam ESG High Yield ETF ........................................... 1,159,692 58,878,491
a
Putnam ESG Ultra Short ETF .......................................... 535,474 27,116,404
272,814,641
Foreign Equity 4.7%
a
Putnam PanAgora ESG International Equity ETF ............................ 703,921 17,621,747
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 368,535,047 ) ...............................................................
372,304,892
a a a a
Short Term Investments 0.2%
a
Money Market Funds 0.2%
a,b
Putnam Government Money Market Fund, Class G , 4.43% .................... 831,200 831,200
Total Money Market Funds (Cost $ 831,200 ) .....................................
831,200
Total Short Term Investments (Cost $ 831,200 ) ..................................
831,200
a
Total Investments (Cost $ 369,366,247 ) 100.1% ..................................
$373,136,092
Other Assets, less Liabilities (0.1) % ...........................................
(551,405)
Net Assets 100.0% ...........................................................
$372,584,687
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement 2030 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.5%
Domestic Equity 29.6%
a
Putnam Sustainable Future ETF ........................................ 1,628,256 $ 36,770,091
a
Putnam Sustainable Leaders ETF ....................................... 2,355,928 71,952,633
108,722,724
Domestic Fixed Income 63.3%
a
Putnam ESG Core Bond ETF .......................................... 3,680,328 179,755,684
a
Putnam ESG High Yield ETF ........................................... 495,360 25,149,824
a
Putnam ESG Ultra Short ETF .......................................... 537,983 27,243,459
232,148,967
Foreign Equity 6.6%
a
Putnam PanAgora ESG International Equity ETF ............................ 956,809 23,952,470
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$353,307,207) ...............................................................
364,824,161
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund, Class G, 4.43% .................... 1,209,569 1,209,569
Total Money Market Funds (Cost $1,209,569) ...................................
1,209,569
Total Short Term Investments (Cost $1,209,569) .................................
1,209,569
a
Total Investments (Cost $354,516,776) 99.8% ...................................
$366,033,730
Other Assets, less Liabilities 0.2% .............................................
716,611
Net Assets 100.0% ...........................................................
$366,750,341
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement 2035 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.7%
Domestic Equity 46.3%
a
Putnam Sustainable Future ETF ........................................ 2,227,993 $ 50,313,652
a
Putnam Sustainable Leaders ETF ....................................... 3,218,271 98,289,536
148,603,188
Domestic Fixed Income 43.4%
a
Putnam ESG Core Bond ETF .......................................... 2,109,085 103,012,562
a
Putnam ESG High Yield ETF ........................................... 320,992 16,297,021
a
Putnam ESG Ultra Short ETF .......................................... 402,914 20,403,565
139,713,148
Foreign Equity 10.0%
a
Putnam PanAgora ESG International Equity ETF ............................ 1,278,028 31,993,770
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$302,749,361) ...............................................................
320,310,106
a a a a
Short Term Investments 0.1%
a
Money Market Funds 0.1%
a,b
Putnam Government Money Market Fund, Class G, 4.43% .................... 208,705 208,705
Total Money Market Funds (Cost $208,705) .....................................
208,705
Total Short Term Investments (Cost $208,705) ..................................
208,705
a
Total Investments (Cost $302,958,066) 99.8% ...................................
$320,518,811
Other Assets, less Liabilities 0.2% .............................................
849,742
Net Assets 100.0% ...........................................................
$321,368,553
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement 2040 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Domestic Equity 52.3%
a
Putnam Sustainable Future ETF ........................................ 2,620,343 $ 59,173,896
a
Putnam Sustainable Leaders ETF ....................................... 3,793,965 115,871,864
175,045,760
Domestic Fixed Income 31.3%
a
Putnam ESG Core Bond ETF .......................................... 1,464,757 71,542,101
a
Putnam ESG High Yield ETF ........................................... 311,783 15,829,472
a
Putnam ESG Ultra Short ETF .......................................... 339,512 17,192,888
104,564,461
Foreign Equity 15.3%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 381,385 8,353,819
a
Putnam PanAgora ESG International Equity ETF ............................ 1,708,716 42,775,484
51,129,303
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 306,617,450 ) ...............................................................
330,739,524
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund, Class G , 4.43% .................... 957,242 957,242
Total Money Market Funds (Cost $ 957,242 ) .....................................
957,242
Total Short Term Investments (Cost $ 957,242 ) ..................................
957,242
a
Total Investments (Cost $ 307,574,692 ) 99.2% ...................................
$331,696,766
Other Assets, less Liabilities 0.8% .............................................
2,851,109
Net Assets 100.0% ...........................................................
$334,547,875
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement 2045 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.4%
Domestic Equity 56.7%
a
Putnam Sustainable Future ETF ........................................ 2,278,799 $ 51,460,978
a
Putnam Sustainable Leaders ETF ....................................... 3,317,593 101,322,940
152,783,918
Domestic Fixed Income 22.8%
a
Putnam ESG Core Bond ETF .......................................... 734,767 35,887,710
a
Putnam ESG High Yield ETF ........................................... 257,323 13,064,495
a
Putnam ESG Ultra Short ETF .......................................... 246,419 12,478,658
61,430,863
Foreign Equity 19.9%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 584,051 12,792,995
a
Putnam PanAgora ESG International Equity ETF ............................ 1,624,777 40,674,180
53,467,175
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 249,433,382 ) ...............................................................
267,681,956
a a a a
Short Term Investments 0.4%
a
Money Market Funds 0.4%
a,b
Putnam Government Money Market Fund, Class G , 4.43% .................... 970,421 970,421
Total Money Market Funds (Cost $ 970,421 ) .....................................
970,421
Total Short Term Investments (Cost $ 970,421 ) ..................................
970,421
a
Total Investments (Cost $ 250,403,803 ) 99.8% ...................................
$268,652,377
Other Assets, less Liabilities 0.2% .............................................
616,623
Net Assets 100.0% ...........................................................
$269,269,000
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement 2050 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 60.6%
a
Putnam Sustainable Future ETF ........................................ 1,844,973 $ 41,664,103
a
Putnam Sustainable Leaders ETF ....................................... 2,667,778 81,476,875
123,140,978
Domestic Fixed Income 17.4%
a
Putnam ESG Core Bond ETF .......................................... 438,933 21,438,498
a
Putnam ESG High Yield ETF ........................................... 166,602 8,458,517
a
Putnam ESG Ultra Short ETF .......................................... 109,552 5,547,713
35,444,728
Foreign Equity 21.6%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 487,295 10,673,661
a
Putnam PanAgora ESG International Equity ETF ............................ 1,325,477 33,181,593
43,855,254
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 186,635,005 ) ...............................................................
202,440,960
a a a a
Short Term Investments 0.4%
a
Money Market Funds 0.4%
a,b
Putnam Government Money Market Fund, Class G , 4.43% .................... 722,249 722,249
Total Money Market Funds (Cost $ 722,249 ) .....................................
722,249
Total Short Term Investments (Cost $ 722,249 ) ..................................
722,249
a
Total Investments (Cost $ 187,357,254 ) 100.0% ..................................
$203,163,209
Other Assets, less Liabilities 0.0%
†
............................................
151,844
Net Assets 100.0% ...........................................................
$203,315,053
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement 2055 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 64.4%
a
Putnam Sustainable Future ETF ........................................ 1,263,963 $ 28,543,444
a
Putnam Sustainable Leaders ETF ....................................... 1,824,441 55,720,435
84,263,879
Domestic Fixed Income 12.3%
a
Putnam ESG Core Bond ETF .......................................... 207,917 10,155,145
a
Putnam ESG High Yield ETF ........................................... 79,137 4,017,849
a
Putnam ESG Ultra Short ETF .......................................... 38,835 1,966,604
16,139,598
Foreign Equity 22.9%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 336,536 7,371,451
a
Putnam PanAgora ESG International Equity ETF ............................ 902,952 22,604,230
29,975,681
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 121,700,690 ) ...............................................................
130,379,158
a a a a
Short Term Investments 0.3%
a
Money Market Funds 0.3%
a,b
Putnam Government Money Market Fund, Class G , 4.43% .................... 364,670 364,670
Total Money Market Funds (Cost $ 364,670 ) .....................................
364,670
Total Short Term Investments (Cost $ 364,670 ) ..................................
364,670
a
Total Investments (Cost $ 122,065,360 ) 99.9% ...................................
$130,743,828
Other Assets, less Liabilities 0.1% .............................................
177,018
Net Assets 100.0% ...........................................................
$130,920,846
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement 2060 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Domestic Equity 67.9%
a
Putnam Sustainable Future ETF ........................................ 579,730 $ 13,091,753
a
Putnam Sustainable Leaders ETF ....................................... 836,915 25,560,305
38,652,058
Domestic Fixed Income 7.6%
a
Putnam ESG Core Bond ETF .......................................... 55,581 2,714,704
a
Putnam ESG High Yield ETF ........................................... 21,073 1,069,893
a
Putnam ESG Ultra Short ETF .......................................... 11,316 573,042
4,357,639
Foreign Equity 24.1%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 153,264 3,357,079
a
Putnam PanAgora ESG International Equity ETF ............................ 413,836 10,359,846
13,716,925
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 55,318,642 ) ................................................................
56,726,622
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,b
Putnam Government Money Market Fund, Class G , 4.43% .................... 17,315 17,315
Total Money Market Funds (Cost $ 17,315 ) ......................................
17,315
Total Short Term Investments (Cost $ 17,315 ) ...................................
17,315
a
Total Investments (Cost $ 55,335,957 ) 99.6% ....................................
$56,743,937
Other Assets, less Liabilities 0.4% .............................................
196,369
Net Assets 100.0% ...........................................................
$56,940,306
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM TARGET DATE FUNDS
Schedule of Investments (unaudited), April 30, 2025
Putnam Sustainable Retirement 2065 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.8%
Domestic Equity 70.4%
a
Putnam Sustainable Future ETF ........................................ 9,684 $ 218,689
a
Putnam Sustainable Leaders ETF ....................................... 14,110 430,935
649,624
Domestic Fixed Income 4.4%
a
Putnam ESG Core Bond ETF .......................................... 526 25,691
a
Putnam ESG High Yield ETF ........................................... 198 10,052
a
Putnam ESG Ultra Short ETF .......................................... 98 4,963
40,706
Foreign Equity 25.0%
a
Putnam PanAgora ESG Emerging Markets Equity ETF ....................... 2,567 56,227
a
Putnam PanAgora ESG International Equity ETF ............................ 6,966 174,385
230,612
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $ 825,085 )
920,942
a a a a
Short Term Investments 0.2%
a
Money Market Funds 0.2%
a,b
Putnam Government Money Market Fund, Class G , 4.43% .................... 1,556 1,556
Total Money Market Funds (Cost $ 1,556 ) .......................................
1,556
Total Short Term Investments (Cost $ 1,556 ) ....................................
1,556
a
Total Investments (Cost $ 826,641 ) 100.0% ......................................
$922,498
Other Assets, less Liabilities 0.0%
†
............................................
120
Net Assets 100.0% ...........................................................
$922,618
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Target Date Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, ten of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Investments in FT Underlying Funds for the period ended April 30, 2025, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement Maturity Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. $ 106,237,756 $ 13,592,934 $ (9,252,368) $ (109,893) $ (303,742) $ 110,164,687 2,255,518 $ 3,523,540
Putnam ESG High Yield ETF ... 34,495,683 4,398,702 (2,786,406) 78,597 (330,562) 35,856,014 706,233 1,701,417
Putnam ESG Ultra Short ETF .. 11,553,852 1,783,270 (1,244,235) 9,251 (2,571) 12,099,567 238,933 451,448
Putnam Government Money Market
Fund, Class G, 4.43% ....... 565,957 21,091,719 (21,319,042) — — 338,634 338,634 18,182
Putnam PanAgora ESG
International Equity ETF ...... 8,766,157 1,946,935 (1,885,012) 292,663 144,655 9,265,398 370,117 411,053
a
Putnam Sustainable Future ETF . 14,306,283 3,257,610 (1,153,850) 318,343 (1,372,422) 15,355,964 679,994 4,658
Putnam Sustainable Leaders ETF 28,380,335 5,741,989 (2,544,271) 807,564 (2,507,350) 29,878,267 978,297 114,001
Total Affiliated Securities .... $204,306,023 $51,813,159 $(40,185,184) $1,396,525 $(4,371,992) $212,958,531 $6,224,299
Putnam Sustainable Retirement 2025 Fund
Controlled Affiliates
Putnam ESG Core Bond ETF .. $ 145,652,037 $ 60,224,142 $ (18,220,671) $ (279,120) $ (556,642) $ 186,819,746 3,824,958 $ 5,595,471
Putnam ESG High Yield ETF ... 39,404,208 21,569,715 (1,583,300) 41,162 (553,294) 58,878,491 1,159,692 2,418,858
Total Controlled Affiliates .... $185,056,245 $81,793,857 $(19,803,971) $(237,958) $(1,109,936) $245,698,237 $8,014,329
Non-Controlled Affiliates
Putnam ESG Ultra Short ETF .. 15,638,284 13,094,884 (1,652,566) 10,535 25,267 27,116,404 535,474 706,850
Putnam Government Money Market
Fund, Class G, 4.43% ....... 983,482 38,225,304 (38,377,586) — — 831,200 831,200 35,855
Putnam PanAgora ESG
International Equity ETF ...... 12,672,793 6,910,622 (2,812,453) 436,900 413,885 17,621,747 703,921 732,462
a
Putnam Sustainable Future ETF . 20,676,096 11,097,687 (1,997,974) 501,069 (2,564,402) 27,712,476 1,227,166 8,122
Putnam Sustainable Leaders ETF 41,028,435 30,917,265 (13,179,678) 3,044,517 (7,654,511) 54,156,028 1,773,218 218,319
Total Non-Controlled Affiliates $90,999,090 $100,245,762 $(58,020,257) $3,993,021 $(9,779,761) $127,437,855 $1,701,608
Total Affiliated Securities .... $276,055,335 $182,039,619 $(77,824,228) $3,755,063 $(10,889,697) $373,136,092 $9,715,937
Putnam Sustainable Retirement 2030 Fund
Controlled Affiliates
Putnam ESG Core Bond ETF .. 144,531,226 49,715,968 (13,697,302) (222,933) (571,275) 179,755,684 3,680,328 5,359,142
Total Controlled Affiliates .... $144,531,226 $49,715,968 $(13,697,302) $(222,933) $(571,275) $179,755,684 $5,359,142
Non-Controlled Affiliates
Putnam ESG High Yield ETF ... 19,415,922 6,414,867 (480,124) 15,050 (215,891) 25,149,824 495,360 1,091,655
Putnam ESG Ultra Short ETF .. 15,800,913 12,554,244 (1,149,572) 7,996 29,878 27,243,459 537,983 683,316
Putnam Government Money Market
Fund, Class G, 4.43% ....... 1,001,688 37,492,849 (37,284,968) — — 1,209,569 1,209,569 36,447
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2030 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam PanAgora ESG
International Equity ETF ...... $ 19,546,207 $ 8,373,241 $ (5,166,796) $ 825,200 $ 374,618 $ 23,952,470 956,809 $ 1,013,850
a
Putnam Sustainable Future ETF . 31,372,319 11,139,963 (3,100,352) 856,026 (3,497,865) 36,770,091 1,628,256 11,272
Putnam Sustainable Leaders ETF 62,659,445 29,950,506 (15,258,979) 3,916,672 (9,315,011) 71,952,633 2,355,928 299,587
Total Non-Controlled Affiliates $149,796,494 $105,925,670 $(62,440,791) $5,620,944 $(12,624,271) $186,278,046 $3,136,127
Total Affiliated Securities .... $294,327,720 $155,641,638 $(76,138,093) $5,398,011 $(13,195,546) $366,033,730 $8,495,269
Putnam Sustainable Retirement 2035 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 94,610,077 25,548,928 (16,593,692) (232,665) (320,086) 103,012,562 2,109,085 3,313,865
Putnam ESG High Yield ETF ... 13,953,990 3,521,822 (1,051,037) 26,560 (154,314) 16,297,021 320,992 749,187
Putnam ESG Ultra Short ETF .. 11,612,801 9,883,126 (1,128,045) 7,989 27,694 20,403,565 402,914 483,254
Putnam Government Money Market
Fund, Class G, 4.43% ....... 1,334,167 34,518,243 (35,643,705) — — 208,705 208,705 35,244
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 577,272 106,853 (692,619) 64,801 (56,307) — — 9,589
a
Putnam PanAgora ESG
International Equity ETF ...... 28,238,415 9,571,201 (7,341,581) 1,130,976 394,759 31,993,770 1,278,028 1,434,777
a
Putnam Sustainable Future ETF . 44,710,097 13,552,126 (4,165,948) 1,039,376 (4,821,999) 50,313,652 2,227,993 15,798
Putnam Sustainable Leaders ETF 89,570,797 33,565,297 (17,782,547) 4,627,171 (11,691,182) 98,289,536 3,218,271 412,372
Total Affiliated Securities .... $284,607,616 $130,267,596 $(84,399,174) $6,664,208 $(16,621,435) $320,518,811 $6,454,086
Putnam Sustainable Retirement 2040 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 61,801,383 20,108,024 (10,055,597) (150,748) (160,961) 71,542,101 1,464,757 2,228,783
Putnam ESG High Yield ETF ... 13,037,094 3,850,012 (928,129) 22,905 (152,410) 15,829,472 311,783 721,649
Putnam ESG Ultra Short ETF .. 8,118,922 9,988,595 (950,814) 5,662 30,523 17,192,888 339,512 347,380
Putnam Government Money Market
Fund, Class G, 4.43% ....... 885,998 30,639,178 (30,567,934) — — 957,242 957,242 35,397
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 6,056,815 3,307,723 (1,054,426) 108,657 (64,950) 8,353,819 381,385 230,933
a
Putnam PanAgora ESG
International Equity ETF ...... 34,704,061 13,450,310 (7,540,089) 1,203,914 957,288 42,775,484 1,708,716 1,847,752
a
Putnam Sustainable Future ETF . 48,274,151 17,621,175 (2,184,646) 546,570 (5,083,354) 59,173,896 2,620,343 17,781
Putnam Sustainable Leaders ETF 98,020,479 40,194,789 (13,743,870) 3,285,382 (11,884,916) 115,871,864 3,793,965 466,111
Total Affiliated Securities .... $270,898,903 $139,159,806 $(67,025,505) $5,022,342 $(16,358,780) $331,696,766 $5,895,786
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2045 Fund
Controlled Affiliates
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... $ 8,444,285 $ 5,840,614 $ (1,604,426) $ 156,594 $ (44,072) $ 12,792,995 584,051 $ 326,610
a
Total Controlled Affiliates .... $8,444,285 $5,840,614 $(1,604,426) $156,594 $(44,072) $12,792,995 $326,610
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 33,764,825 10,654,235 (8,315,308) (125,789) (90,253) 35,887,710 734,767 1,169,715
Putnam ESG High Yield ETF ... 10,740,740 3,386,770 (955,792) 24,450 (131,673) 13,064,495 257,323 598,752
Putnam ESG Ultra Short ETF .. 4,373,611 8,509,582 (434,565) 1,682 28,348 12,478,658 246,419 196,993
Putnam Government Money Market
Fund, Class G, 4.43% ....... 852,079 28,612,594 (28,494,252) — — 970,421 970,421 29,336
Putnam PanAgora ESG
International Equity ETF ...... 32,489,876 13,704,388 (7,512,738) 1,161,862 830,792 40,674,180 1,624,777 1,752,579
a
Putnam Sustainable Future ETF . 41,989,566 16,623,847 (3,216,320) 742,267 (4,678,382) 51,460,978 2,278,799 15,761
Putnam Sustainable Leaders ETF 86,033,881 36,402,774 (13,654,552) 3,340,348 (10,799,511) 101,322,940 3,317,593 411,559
Total Non-Controlled Affiliates $210,244,578 $117,894,190 $(62,583,527) $5,144,820 $(14,840,679) $255,859,382 $4,174,695
Total Affiliated Securities .... $218,688,863 $123,734,804 $(64,187,953) $5,301,414 $(14,884,751) $268,652,377 $4,501,305
Putnam Sustainable Retirement 2050 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 20,851,416 6,120,698 (5,399,484) (67,689) (66,443) 21,438,498 438,933 710,222
Putnam ESG High Yield ETF ... 6,903,572 2,127,020 (503,230) 13,280 (82,125) 8,458,517 166,602 384,920
Putnam ESG Ultra Short ETF .. 852,408 4,719,952 (41,292) 153 16,492 5,547,713 109,552 42,624
Putnam Government Money Market
Fund, Class G, 4.43% ....... 525,003 18,717,443 (18,520,197) — — 722,249 722,249 22,087
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 7,168,848 4,781,283 (1,364,834) 131,199 (42,835) 10,673,661 487,295 277,044
a
Putnam PanAgora ESG
International Equity ETF ...... 26,678,192 10,629,284 (5,753,298) 871,756 755,659 33,181,593 1,325,477 1,446,573
a
Putnam Sustainable Future ETF . 34,419,018 12,587,095 (2,166,890) 557,120 (3,732,240) 41,664,103 1,844,973 12,815
Putnam Sustainable Leaders ETF 70,404,940 27,269,525 (10,312,463) 2,627,219 (8,512,346) 81,476,875 2,667,778 333,667
Total Affiliated Securities .... $167,803,397 $86,952,300 $(44,061,688) $4,133,038 $(11,663,838) $203,163,209 $3,229,952
Putnam Sustainable Retirement 2055 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 8,800,522 3,618,539 (2,199,778) (25,796) (38,342) 10,155,145 207,917 319,380
Putnam ESG High Yield ETF ... 2,913,630 1,260,933 (120,616) 3,402 (39,500) 4,017,849 79,137 173,420
Putnam ESG Ultra Short ETF .. 208,826 1,873,746 (122,847) 495 6,384 1,966,604 38,835 9,664
Putnam Government Money Market
Fund, Class G, 4.43% ....... 488,972 12,866,454 (12,990,756) — — 364,670 364,670 14,326
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 4,583,110 3,842,898 (1,124,249) 103,115 (33,423) 7,371,451 336,536 184,258
a
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Sustainable Retirement 2055 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam PanAgora ESG
International Equity ETF ...... $ 16,946,293 $ 8,407,534 $ (3,855,887) $ 595,533 $ 510,757 $ 22,604,230 902,952 $ 951,930
a
Putnam Sustainable Future ETF . 21,827,562 10,050,379 (1,131,395) 279,791 (2,482,893) 28,543,444 1,263,963 8,471
Putnam Sustainable Leaders ETF 44,487,849 20,437,904 (5,184,528) 1,281,531 (5,302,321) 55,720,435 1,824,441 214,338
Total Affiliated Securities .... $100,256,764 $62,358,387 $(26,730,056) $2,238,071 $(7,379,338) $130,743,828 $1,875,787
Putnam Sustainable Retirement 2060 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 2,086,456 1,300,787 (659,313) 8,876 (22,102) 2,714,704 55,581 81,005
Putnam ESG High Yield ETF ... 677,210 478,337 (75,436) 2,351 (12,569) 1,069,893 21,073 43,702
Putnam ESG Ultra Short ETF .. 87,943 568,516 (85,274) 252 1,605 573,042 11,316 4,191
Putnam Government Money Market
Fund, Class G, 4.43% ....... 126,641 6,057,791 (6,167,117) — — 17,315 17,315 5,487
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 1,937,200 2,088,143 (702,370) 69,705 (35,599) 3,357,079 153,264 82,678
a
Putnam PanAgora ESG
International Equity ETF ...... 7,084,712 5,035,195 (2,283,762) 326,923 196,778 10,359,846 413,836 425,569
a
Putnam Sustainable Future ETF . 9,094,627 6,212,273 (1,165,968) 307,328 (1,356,507) 13,091,753 579,730 3,777
Putnam Sustainable Leaders ETF 18,583,701 12,254,050 (3,400,204) 953,326 (2,830,568) 25,560,305 836,915 92,970
Total Affiliated Securities .... $39,678,490 $33,995,092 $(14,539,444) $1,668,761 $(4,058,962) $56,743,937 $739,379
Putnam Sustainable Retirement 2065 Fund
Non-Controlled Affiliates
Putnam ESG Core Bond ETF .. 31,729 4,521 (10,372) 126 (313) 25,691 526 920
Putnam ESG High Yield ETF ... 10,474 1,644 (2,000) 59 (125) 10,052 198 497
Putnam ESG Ultra Short ETF .. 1,923 3,634 (606) 2 10 4,963 98 71
Putnam Government Money Market
Fund, Class G, 4.43% ....... 4,175 51,282 (53,901) — — 1,556 1,556 86
Putnam PanAgora ESG Emerging
Markets Equity ETF ......... 47,518 23,808 (15,663) 1,412 (848) 56,227 2,567 1,539
a
Putnam PanAgora ESG
International Equity ETF ...... 174,047 45,678 (53,164) 7,400 424 174,385 6,966 7,989
a
Putnam Sustainable Future ETF . 224,712 45,264 (36,298) 10,270 (25,259) 218,689 9,684 72
Putnam Sustainable Leaders ETF 458,380 81,575 (84,738) 26,389 (50,671) 430,935 14,110 1,794
Total Affiliated Securities .... $952,958 $257,406 $(256,742) $45,658 $(76,782) $922,498 $12,968
a
Dividend income includes capital gain distributions received, if any, from underlying funds.
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At April 30, 2025, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedules of Investments.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.